Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation
Schedule of information about share-based awards

The following table provides information about share-based awards as of December 31, 2021 and 2020:

	2018 Stock Option Plan			2020 U.S. Stock Option Plan			2021 Long-term Incentive Option Plan
			Weighted			Weighted			Weighted
		Weighted	average		Weighted	average		Weighted	average
	Number	average	remaining		average	remaining		average	remaining
	of	exercise	contractual	Number of	exercise	contractual	Number of	exercise	contractual
	options	price $	term (yrs)	options	price $	term (yrs)	options	price $	term (yrs)
Outstanding at January 1, 2020	226,083	0.01	(*)	—	—		—	—	—
Granted	394,264	0.01		1,069,198	2.76		—	—
Exercised	—	—		—	—		—	—
Forfeited	—	—		—	—		—	—
Outstanding at December 31, 2020	620,347	0.01	(*)	1,069,198	2.76	9.50	—	—	—
Granted	—	—		493,938	12.69		1,307,150	6.03
Exercised	—	—		—	—		—	—
Forfeited	—	—		—	—		—	—
Outstanding at December 31, 2021	620,347	0.01	(*)	1,563,136	5.90	8.90	1,307,150	6.03	9.90
Exercisable at December 31, 2021	216,377			301,676			—
(*) contract term does not have fixed end date

Schedule of assumptions used in the measurement of the fair values and the weighted average fair value of the share options granted

The assumptions used in the measurement of the fair values and the weighted average fair value of the share options granted during the years ended on December 31, 2021, 2020 and 2019:

	December 31, 2021		December 31, 2020	December 31, 2019
	NL	US	NL	NL
Expected annual volatility	80.1%	80.1%	75.5% - 90.0%	90.0%
Expected life, years	6.08	6.08	3.92	3.92
Fair value of the common share	$3.42 - 5.23	$3.12 - 8.71	$2.10 - 2.76	$1.86
Exercise price	$5.10 - 7.77	$5.10 - 15.00	$0	$0
Dividend yield	—	—	—	—
Risk-free interest rate	(0.30%) - (0.53%)	0.94% - 1.34%	(0.62%)	(0.44%) - (0.76%)
Weighted average grant date fair value	$3.61	$5.95	$2.71	$1.86